Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	£ (612)	£ (531)	£ (993)
Exchange movements on overseas net assets and net investment hedges	(396)	(47)	85
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(87)	(34)	2
Movement attributable to continuing operations			(906)
Movement attributable to discontinued operations			375
Ending balance	(1,095)	(612)	(531)
Demerger | Consumer Healthcare Business | Discontinued operations
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates			(554)
Retained earnings
Beginning balance	(504)	(429)	(803)
Exchange movements on overseas net assets and net investment hedges	(380)	(41)	109
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(87)	(34)	2
Movement attributable to continuing operations			(692)
Movement attributable to discontinued operations			263
Ending balance	(971)	(504)	(429)
Fair value reserve
Beginning balance	14	(5)	(9)
Exchange movements on overseas net assets and net investment hedges	(12)	19	4
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	0	0	0
Movement attributable to continuing operations			(5)
Movement attributable to discontinued operations			0
Ending balance	2	14	(5)
Non-controlling interests
Beginning balance	(122)	(97)	(181)
Exchange movements on overseas net assets and net investment hedges	(4)	(25)	(28)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	0	0	0
Movement attributable to continuing operations			(209)
Movement attributable to discontinued operations			112
Ending balance	£ (126)	£ (122)	£ (97)